Deferred Tax Liabilities - Significant Components of Deferred Tax Liabilities (Details) - Mann- India Technologies Private Limited [Member] - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Liability: Difference between book and tax base of fixed assets	$ 177,908	$ 178,267	$ 253,585
Deferred Tax Liability	177,908	178,267	253,585
Deferred Tax Assets: Provision for Gratuity	19,941	19,194	31,305
Deferred Tax Assets: Provision for Leave encashment	6,567	5,812	11,729
Deferred Tax Assets: Net operating loss carry forward			40,010
Deferred Tax Assets: MAT credit	9,049	9,007	14,383
Sub Total	35,557	34,013	97,427
Less: Valuation Allowance			40,010
Deferred Tax Assets	35,557	34,013	57,417
Net Deferred Tax Liability	$ 142,351	$ 144,254	$ 196,168